CALVERT GOVERNMENT FUND
Investment Objective

The Fund seeks to maximize income, to the extent consistent with preservation of capital, primarily through investment in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under 'Choosing a Share Class' on page 51 and 'Reduced Sales Charges' on page 55 of the Fund's Prospectus, and under 'Method of Distribution' on page 38 of the Fund's SAI.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees CALVERT GOVERNMENT FUND		Class A	Class C
Maximum sales charge (load) on purchases (as a % of offering price)		3.75%	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	[1]	none	1.00%
Redemption fees (as % of amount redeemed or exchanged with in 30 days of purchase)		2.00%	2.00%
[1]	The contingent deferred sales charge reduces over time.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses CALVERT GOVERNMENT FUND		Class A	Class C
Management fees		0.55%	0.55%
Distribution and service (12b-1) fees		0.25%	1.00%
Other expenses		3.01%	5.58%
Total annual fund operating expenses		3.81%	7.13%
Less fee waiver and/or expense reimbursement	[1]	(2.77%)	(5.09%)
Net expenses		1.04%	2.04%
[1]	Calvert has agreed to contractually limit direct net annual fund operating expenses for Class A and Class C through January 31, 2012. Direct net operating expenses will not exceed 1.04% for Class A and 2.04% for Class C. Calvert has also agreed to contractually limit direct net operating expenses for Class C to 5.00% through January 31, 2020. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

:you invest  $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;

:your investment has a 5% return each year;

:the Fund's operating expenses remain the same; and

:any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
Expense Example CALVERT GOVERNMENT FUND (USD $)	Class A	Class C - Sold	Class C - Held
1 Year	477	307	207
3 Years	1,249	1,237	1,237
5 Years	2,039	2,266	2,266
10 Years	4,098	4,840	4,840

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ('turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the 'Example', affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 401% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities ('U.S. Government Securities'), futures contracts related to U.S. Government Securities and repurchase agreements collateralized by U.S. Government Securities. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy.

The Fund uses an active strategy, seeking relative value to earn incremental income. The investment advisor allocates the Fund's assets among different market sectors (e.g., U.S. Treasury or U.S. government agency) and different maturities based on its view of the relative value of each sector or maturity. There is no limit on the Fund's average maturity.

The Fund also may invest in corporate debt securities, taxable municipal securities, asset-backed securities ('ABS'), including commercial mortgage-backed securities, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ('CMOs') and ABS.

The Fund is non-diversified.

The Fund may also use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Fund to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Fund are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Fund receiving payments of principal or interest may be substantially limited.

Mortgage-Backed Security Risk of Government-Sponsored Enterprises. Debt and mortgage-backed securities issued by government-sponsored enterprises ('GSEs') such as the Federal National Mortgage Association ('FNMA') and the Federal Home Loan Mortgage Corporation ('FHLMC') are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of U. S. Treasury and are not backed by the full faith and credit of the U. S. government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Management Risk. The individual bonds in the Fund may not perform as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of a nationally recognized statistical rating organization.

Collateralized Mortgage Obligation Risk. There are risks associated with CMOs that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of CMOs).

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

Best Quarter (of periods shown) 9/30/2009 4.42% Worst Quarter (of periods shown) 6/30/2009 -0.88%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns (as of 12-31-10) (with maximum sales charge deducted, if any)
Average Annual Total Returns CALVERT GOVERNMENT FUND		1 Year	Since Inception	Inception Date
Class A		4.12%	5.96%	Dec 31, 2008
Class A Return after taxes on distributions		3.15%	4.90%	Dec 31, 2008
Class A Return after taxes on distributions and sale of Fund shares		2.67%	4.48%	Dec 31, 2008
Class C		6.13%	7.03%	Dec 31, 2008
Barclays Capital U.S. Government Index	[1]	5.52%	1.59%	Dec 31, 2008
Lipper General U.S. Government Funds Avg.		5.92%	3.52%	Dec 31, 2008
[1]	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Label	Element	Value	Value		Value	Value	Value		Value	Value	Value	Value	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	CALVERT FUND
Central Index Key	dei_EntityCentralIndexKey	0000701039
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 18, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 18, 2011
Prospectus Date	rr_ProspectusDate	Jan 18, 2011
Risk/Return [Heading]	rr_RiskReturnHeading										CALVERT GOVERNMENT FUND
Objective [Heading]	rr_ObjectiveHeading										Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to maximize income, to the extent consistent with preservation of capital, primarily through investment in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Expense [Heading]	rr_ExpenseHeading										Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under 'Choosing a Share Class' on page 51 and 'Reduced Sales Charges' on page 55 of the Fund's Prospectus, and under 'Method of Distribution' on page 38 of the Fund's SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption										Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice		3.75%				none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice		none	[1]			1.00%	[1]
Redemption fees (as % of amount redeemed or exchanged with in 30 days of purchase)	rr_ExchangeFeeOverRedemption		2.00%				2.00%
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption										Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets		0.55%				0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets		0.25%				1.00%
Other expenses	rr_OtherExpensesOverAssets		3.01%				5.58%
Total annual fund operating expenses	rr_ExpensesOverAssets		3.81%				7.13%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets		(2.77%)	[2]			(5.09%)	[2]
Net expenses	rr_NetExpensesOverAssets		1.04%				2.04%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination										January 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading										Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities ('turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the 'Example', affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 401% of its portfolio's average value.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts										You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other calvert Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount										50,000
Expense Example [Heading]	rr_ExpenseExampleHeading										Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

:you invest  $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;

:your investment has a 5% return each year;

:the Fund's operating expenses remain the same; and

:any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption										Number of Years Investment is Held
1 Year	rr_ExpenseExampleYear01		477						307	207
3 Years	rr_ExpenseExampleYear03		1,249						1,237	1,237
5 Years	rr_ExpenseExampleYear05		2,039						2,266	2,266
10 Years	rr_ExpenseExampleYear10		$ 4,098						$ 4,840	$ 4,840
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption
Strategy [Heading]	rr_StrategyHeading										INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities ('U.S. Government Securities'), futures contracts related to U.S. Government Securities and repurchase agreements collateralized by U.S. Government Securities. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy.

The Fund uses an active strategy, seeking relative value to earn incremental income. The investment advisor allocates the Fund's assets among different market sectors (e.g., U.S. Treasury or U.S. government agency) and different maturities based on its view of the relative value of each sector or maturity. There is no limit on the Fund's average maturity.

The Fund also may invest in corporate debt securities, taxable municipal securities, asset-backed securities ('ABS'), including commercial mortgage-backed securities, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ('CMOs') and ABS.

The Fund is non-diversified.

The Fund may also use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration										Under normal market conditions, the fund invests at least 80% of its net assets in preferred securities.
Risk [Heading]	rr_RiskHeading										Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Fund to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Fund are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Fund receiving payments of principal or interest may be substantially limited.

Mortgage-Backed Security Risk of Government-Sponsored Enterprises. Debt and mortgage-backed securities issued by government-sponsored enterprises ('GSEs') such as the Federal National Mortgage Association ('FNMA') and the Federal Home Loan Mortgage Corporation ('FHLMC') are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of U. S. Treasury and are not backed by the full faith and credit of the U. S. government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Management Risk. The individual bonds in the Fund may not perform as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of a nationally recognized statistical rating organization.

Collateralized Mortgage Obligation Risk. There are risks associated with CMOs that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of CMOs).

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Risk Lose Money [Text]	rr_RiskLoseMoney										As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution										An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading										Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns										The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone										(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress										www.calvert.com/MF/products/performancesummary.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture										The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading										Calendar Year Total Returns for Class A at NAV
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads										The bar chart below shows the fund's performance for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Annual Return 2009	rr_AnnualReturn2009		7.79%
Annual Return 2010	rr_AnnualReturn2010		8.18%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock										Best Quarter (of periods shown) 9/30/2009 4.42% Worst Quarter (of periods shown) 6/30/2009 -0.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel		highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate		Mar 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn		8.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel		lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate		Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn		(1.93%)
Performance Table Heading	rr_PerformanceTableHeading										Average Annual Total Returns (as of 12-31-10) (with maximum sales charge deducted, if any)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate										All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred										After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown										After-tax returns are shown for Class A shares only; after-tax returns for Class C, R3 and I shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

1 Year	rr_AverageAnnualReturnYear01		4.12%		3.15%	2.67%	6.13%					5.52%	[3]	5.92%
Since Inception	rr_AverageAnnualReturnSinceInception		5.96%		4.90%	4.48%	7.03%					1.59%	[3]	3.52%
Inception Date	rr_AverageAnnualReturnInceptionDate		Dec 31, 2008		Dec 31, 2008	Dec 31, 2008	Dec 31, 2008					Dec 31, 2008	[3]	Dec 31, 2008

[1]	The contingent deferred sales charge reduces over time.
[2]	Calvert has agreed to contractually limit direct net annual fund operating expenses for Class A and Class C through January 31, 2012. Direct net operating expenses will not exceed 1.04% for Class A and 2.04% for Class C. Calvert has also agreed to contractually limit direct net operating expenses for Class C to 5.00% through January 31, 2020. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.
[3]	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)